Other financial assets and liabilities - Summary of Unrealized Gains or Losses Recognized in Other Income/Expenses (Details) - Embedded derivative - Financial instruments at fair value through profit and loss - Discounted cash flow
$ in Millions
12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure In Tabular Form Of Sensitivity Analysis Used In The Fair Value Measurement Of Embedded Derivative Liabilities [Line Items]
Change in assumptions increase (in percent)	1.50%
Urea sales price
Disclosure In Tabular Form Of Sensitivity Analysis Used In The Fair Value Measurement Of Embedded Derivative Liabilities [Line Items]
Change in assumptions increase (in percent)	10.00%
Change in assumption increase (decrease)	$ 191
Change in assumption decrease (in percent)	10.00%
Change in assumption increase (decrease)	$ (190)
Discount rate, measurement input
Disclosure In Tabular Form Of Sensitivity Analysis Used In The Fair Value Measurement Of Embedded Derivative Liabilities [Line Items]
Change in assumptions increase (in percent)	1.50%
Change in assumption increase (decrease)	$ (206)
Change in assumption decrease (in percent)	1.50%
Change in assumption increase (decrease)	$ 254